Interest Bearing Deposits - Additioanal Information (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Interest Bearing Deposit [Line Items]
Time Deposits, $100,000 or More	$ 27.5	$ 39.5